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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07564
Invesco California Quality Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco California Quality Municipal Securities Quarterly Schedule of Portfolio Holdings May 31, 2012

invesco.com/us	MS-CE-CAQMS-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–148.52%

California–140.30%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$1,000	$1,088,960

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	750	827,407

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	4,000	4,128,640

Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/26	1,565	1,875,480

Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/29	1,735	2,048,584

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/26	440	260,845

Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	865	386,690

California (State of) Department of Water Resources (Central Valley);
Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	2,000	2,079,720

Series 2008 AE, Water System RB	5.00%	12/01/29	1,000	1,176,430

California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	500	549,165

California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/40	1,000	1,166,580

California (State of) Health Facilities Authority (Lucile Packard Children’s Hospital); Series 2012, RB	5.00%	08/15/51	2,310	2,466,918

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2004 G, RB	5.25%	07/01/23	2,555	2,732,496

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	750	792,158

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,047,760

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,500	1,622,460

California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	1,000	1,118,890

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	500	592,655

Series 2011 D, Ref. RB	5.25%	08/15/31	2,800	3,233,888

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	491,255

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	4,000	4,085,080

California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	1,000	1,057,840

California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	1,000	1,066,570

California (State of) Public Works Board (Department of Mental Health — Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	2,000	2,079,740

California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program); Series 1998 A, Single Family Mortgage RB (CEP-GNMA) (d)	6.35%	12/01/29	10	10,311

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	2,080,741

California (State of) Statewide Communities Development Authority (Alliance for College -Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	1,060	1,113,572

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	750	803,340

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	825	928,480

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	2,000	2,154,800

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	965	1,045,626

California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.17%	08/15/47	2,540	2,540,000

See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (b)	5.00%	12/01/41	$1,965	$2,150,751

California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,173,700

Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (e)(f)	0.16%	05/01/34	500	500,000

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	750	892,282

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	650	758,927

Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	1,000	1,116,940

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	955	1,079,809

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	800	887,744

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	1,000	1,075,180

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	965	1,042,895

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,108,160

California State University; Series 2009 A, Systemwide RB	5.25%	11/01/38	1,000	1,116,730

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	220	100,186

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	765	885,174

Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	500	543,065

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	1,165	450,005

Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (b)	5.00%	08/01/40	2,700	3,066,120

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	965	985,863

Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	1,019,730

Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,524,405

Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	2,235	2,570,183

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/35	1,750	1,955,993

Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB (b)	5.00%	07/01/22	1,800	2,225,394

Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,303,120

Series 2012 A, Water System RB (b)	5.00%	07/01/43	1,995	2,241,043

Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	1,200	1,394,028

Los Angeles (City of);
Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	1,000	1,044,440

Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	1,920	2,209,344

Los Angeles Unified School District (Election of 2004);
Series 2005 E, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	07/01/30	620	671,373

Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	1,000	1,111,580

Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	2,000	2,086,620

Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	09/01/31	2,500	974,400

National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	750	898,553

Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	645	725,709

Oakland (Port of);
Series 2002 L, RB (d)(g)(h)	5.00%	11/01/12	110	112,127

Series 2002 L, RB (INS-NATL) (a)(d)	5.00%	11/01/21	890	901,881

Series 2002 N, Ref. RB (d)(g)(h)	5.00%	11/01/12	205	208,965

Series 2002 N, Ref. RB (INS-NATL) (a)(d)	5.00%	11/01/22	2,795	2,830,496

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,000	1,102,400

Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.25%	06/15/23	3,430	3,472,360

See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Poway Unified School District (Election of 2002 – School Facilities Improvement District No. 2002-1); Series 2003 A, Unlimited Tax GO Bonds (g)(h)	5.00%	08/01/12	$5,000	$5,090,400

Regents of the University of California;
Series 2003 A, General RB (INS-AMBAC) (a)	5.00%	05/15/33	5,000	5,185,950

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	4,415	4,643,256

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	3,585	3,740,266

Series 2009 O, General RB	5.25%	05/15/39	1,000	1,127,910

Series 2009 Q, General RB (b)(i)	5.00%	05/15/34	3,300	3,731,211

Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	500	558,035

Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. Electric RB	5.00%	08/15/27	800	927,488

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.16%	12/01/36	500	500,000

Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,793,775

Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,089,810

San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	960	1,098,605

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/40	1,250	1,353,062

San Diego (County of) Water Authority;
Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	2,000	2,118,620

Series 2008 A, COP (INS-AGM) (a)	5.00%	05/01/28	830	932,040

San Francisco (City & County of) (Laguna Honda Hospital);
Series 2005 I, Unlimited Tax GO Bonds (g)(h)	5.00%	06/15/12	2,000	2,043,740

Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	4,000	4,373,760

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,500	1,627,890

Series 2011 C, Ref. Second Series RB (d)	5.00%	05/01/33	850	974,882

Series 2011 F, Ref. Second Series RB (d)	5.00%	05/01/25	1,000	1,120,680

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	1,500	1,699,080

San Francisco (City & County of) Public Utilities Commission; Series 2001 A, Water RB (INS-AGM) (a)	5.00%	11/01/31	3,845	3,855,343

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	584,855

San Jose (City of) Financing Authority (Civic Center); Series 2002 B, Lease RB (INS-AMBAC) (a)	5.00%	06/01/37	2,000	2,006,100

Santa Clara (City of);
Series 2003 A, Sub. Electric RB (INS-NATL) (a)	5.00%	07/01/23	2,610	2,728,129

Series 2003 A, Sub. Electric RB (INS-NATL) (a)	5.00%	07/01/24	2,735	2,856,352

Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,641,480

School Facilities Financing Authority (Grant Joint Union High School District); Series 2008 A, CAB RB (INS-AGM) (a)(c)	0.00%	08/01/26	1,295	673,827

Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	1,000	1,020,280

Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/28	1,040	501,176

Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/30	830	378,048

Southern California Metropolitan Water District; Series 2009 B, Ref. RB (b)	5.00%	07/01/27	2,830	3,326,778

Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB (b)	5.25%	07/01/29	750	887,535

Series 2011-1, RB (b)	5.25%	07/01/31	750	875,813

Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	1,000	1,115,900

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(h)(j)	3.50%	05/31/13	800	800,968

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (c)	0.00%	04/01/14	550	536,794

West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	625	682,181

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/32	4,035	1,409,224

See accompanying notes which are an integral part of this schedule.
                     Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Yosemite Community College District (Election of 2004);

Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/22	$1,190	$824,908

Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	08/01/32	5,860	6,482,098

				183,089,005

Guam–0.89%

Guam (Territory of) (Section 30);

Series 2009 A, Limited Obligation RB	5.38%	12/01/24	250	267,967

Series 2009 A, Limited Obligation RB	5.63%	12/01/29	215	230,749

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	600	667,530

				1,166,246

Puerto Rico–6.71%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,000	1,080,450

Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2010 AAA, RB	5.25%	07/01/29	500	534,415

Series 2010 XX, RB	5.25%	07/01/40	500	514,400

Series 2012 A, RB	5.00%	07/01/29	500	528,165

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, Conv. CAB RB (c)(g)(h)	0.00%	07/01/17	2,200	2,585,330

Puerto Rico Sales Tax Financing Corp.;

First Subseries 2010 A, RB	5.38%	08/01/39	500	535,600

First Subseries 2010 C, RB	5.00%	08/01/35	750	796,132

Series 2011 C, RB (b)	5.00%	08/01/40	750	801,398

Series 2011 C, RB (b)	5.25%	08/01/40	1,245	1,380,008

				8,755,898

Virgin Islands–0.62%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	750	811,898

TOTAL INVESTMENTS(k)–148.52% (Cost $178,688,055)				193,823,047

Floating Rate Note Obligations–(23.60)%

Notes with interest rates ranging from 0.14% to 0.38% at 05/31/12 and contractual maturities of collateral ranging from 07/01/22 to 07/01/43 (See Note 1D)(l)				(30,805,000)

OTHER ASSETS LESS LIABILITIES–(1.24)%				(1,618,495)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(23.68)%				(30,900,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$130,499,552

See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Zero coupon bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	14.9%
National Public Finance Guarantee Corp.	10.9

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $56,031,030 are held by Dealer Trusts and serve as collateral for the $30,805,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Quality Municipal Securities

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco California Quality Municipal Securities

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$193,823,047	$—	$193,823,047

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $12,976,262 and $4,239,404, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,926,555

Aggregate unrealized (depreciation) of investment securities	(178,465)

Net unrealized appreciation of investment securities	$14,748,090

Cost of investments for tax purposes is $179,074,957.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Van Kampen California Value Municipal Income Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco California Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco California Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.